BUSINESS DESCRIPTION (Tables)	6 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY PRINCIPAL SUBSIDIARIES

Below is an overview of the Company’s principal subsidiaries as of December 31, 2025:

Legal Entity	Place of Incorporation	Date of Incorporation	Percentage of beneficial ownership	Principal activities
Li Bang International Hong Kong Holdings Limited (“Li Bang HK”)	Hong Kong, China	July 26, 2021	100%	Holding company
Jiangsu Li Bang Intelligent Technology Co., Limited (“Li Bang Intelligent Technology” or “WFOE”)	Jiangsu, China	August 18, 2021	100%	No business operations
Suzhou Deji Kitchen Engineering Co., Limited (“Suzhou Deji”)	Jiangsu, China	April 8, 2010	100%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Wuxi Li Bang Kitchen Appliance Co., Limited (“Wuxi Li Bang”)	Jiangsu, China	May 18, 2007	100%	Design, develop, manufacture, and sell stainless steel commercial kitchen equipment, as well as offer comprehensive services from early-stage kitchen design to equipment installation and after-sales maintenance.
Li Bang Kitchen Appliance Co., Limited (“Li Bang Kitchen Appliance”)	Jiangsu, China	March 22, 2019	100%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Yangzhou Bangshijie Kitchen Appliance Co., Ltd. (“Yangzhou Bangshijie”)	Jiangsu, China	December 2, 2019	90%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Nanjing Bangshijie Kitchen Appliance Co., Ltd. (“Nanjing Bangshijie”)	Jiangsu, China	November 25, 2015	95%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.